OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2021, 2020 and 2019

	Year ended December 31,
	2021	2020	2019
Trade accounts receivable and other - opening balance	3,072	3,569	4,432
Performance obligations satisfied	76,571	53,270	70,615
Payments received	(74,036)	(53,194)	(71,559)
Impairment of receivables (net of write backs and utilization)	(69)	(16)	9
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combination and divestments [2]	182	(724)	—
Acquisitions through business combination	—	—	4
TSR receivables retained in ArcelorMittal USA divestment [1]	(260)	260	—
Foreign exchange and others	(317)	(93)	68
Trade accounts receivable and other - closing balance	5,143	3,072	3,569
1.See note 6.1.3
2.Includes mainly receivables from the joint venture Acciaierie d'Italia. See note 2.3.1.

Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2021	2020	2019
Materials	42,737	34,599	47,809
Labor costs	6,886	7,690	9,094
Logistic expenses	3,931	3,474	4,951
Depreciation and amortization	2,523	2,960	3,067
Net impairment (reversal)/charges (see note 5.3)	(218)	(133)	1,927
Gain on AM USA disposal [1]	—	(1,460)	—
Other	1,478	2,008	2,039
Total	57,337	49,138	68,887
1. See note 2.3.1 for details

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2021	2020
Gross amount	5,349	3,208
Allowance for lifetime expected credit losses	(206)	(136)
Total	5,143	3,072

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2021	2020
NAFTA	330	455
Brazil	1,308	809
Europe	2,959	1,396
ACIS	444	190
Mining	102	222
Total	5,143	3,072

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2021			2020
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	4,280	(30)	4,250	2,699	(13)	2,686
Overdue 1-30 days	322	(1)	321	215	(1)	214
Overdue 31-60 days	80	—	80	49	(1)	48
Overdue 61-90 days	121	—	121	26	—	26
Overdue 91-180 days	210	(2)	208	42	(3)	39
More than 180 days	336	(173)	163	177	(118)	59
Total	5,349	(206)	5,143	3,208	(136)	3,072

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2021	2020	2019
Allowance - opening balance	136	129	173
Additions	87	27	18
Write backs / utilization	(18)	(11)	(27)
Foreign exchange and others	1	(9)	(35)
Allowance - closing balance	206	136	129

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,023 and 1,079 as of December 31, 2021 and 2020, respectively, are comprised of the following:

	December 31,
	2021	2020
Finished products	5,743	3,403
Production in process	5,101	3,305
Raw materials	7,137	3,839
Manufacturing supplies, spare parts and other [1]	1,877	1,781
Total	19,858	12,328
1.Including spare parts of 1.4 billion and 1.4 billion, and manufacturing and other supplies of 0.5 billion and 0.4 billion as of December 31, 2021 and 2020, respectively.
Movement in Inventory Reserve
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2021	2020	2019
Inventory write-downs - opening balance	1,079	1,760	1,168
Additions [1]	178	294	726
Deductions / Releases [2]	(236)	(878)	(212)
Foreign exchange and others[3]	2	(97)	78
Inventory write-downs - closing balance	1,023	1,079	1,760
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilizations related to the prior periods.
3.In 2021, others include inventory write-downs relating to the plate operations in Europe following discontinuation of held for sale classification (see note 2.3.2).
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2021	2020
VAT receivables	986	752
Prepaid expenses and non-trade receivables	566	486
Financial amounts receivable	108	94
Income tax receivable	106	51
Receivables from public authorities	127	143
Receivables from sale of financial and intangible assets	48	78
Derivative financial instruments (notes 6.1 and 6.3)	2,985	353
CO2 emission rights	458	219
Other [1]	183	105
Total	5,567	2,281
1.Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.
Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2021	2020
Derivative financial instruments (notes 6.1 and 6.3)	318	324
Financial amounts receivable	411	503
Long-term VAT receivables	179	156
Cash guarantees and deposits	94	86
Receivables from public authorities	60	41
Accrued interest	29	30
Receivables from sale of financial and intangible assets	150	172
Income tax receivable	61	18
Other [1]	159	152
Total	1,461	1,482
1.Other mainly includes assets in pension funds and other amounts receivable
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2021	2020
Accrued payroll and employee related expenses	1,545	1,238
Accrued interest and other payables	1,207	1,151
Payable from acquisition of intangible, tangible & financial assets[1]	867	847
Other amounts due to public authorities	833	680
Derivative financial instruments (notes 6.1 and 6.3)	316	208
Unearned revenue and accrued payables	63	73
Total	4,831	4,197
1.At December 31, 2021, payable from acquisition of intangible, tangible & financial assets included 252 relating to the ArcelorMittal Sul Fluminense ("AMSF") put option liability (see notes 9.2 and 11.5.2).